Trade and other receivables - Summary of Movement in Allowance for Expected Lifetime Credit Losses of Trade and Other Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
At 1 January	$ (120)	$ (106)
Impairment loss	(20)	(16)
System Fund impairment loss	(19)	(9)
Amounts written off	13	8
Exchange and other adjustments	(4)	3
At 31 December	$ (150)	$ (120)